Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 1,046	$ 1,187
Salaries, employment taxes and benefits	478	474
Accrued audit fees	104	144
Accrued research and development costs	255	23
Other accrued liabilities	369	371
Payables and accrued liabilities	$ 2,252	$ 2,199